SUMMARY OF ACCOUNTING POLICIES - Summary of previously published figures, adjustments stemming from this change and the adjusted figure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of Revision of Prior Period [Line Items]
Current portion of long-term debt and other debts	$ 91,076	$ 0
Current portion of long-term debt and other debts	55,342,183	$ 13,015,584
Interest expense on long-term debt	3,013,550
Published
Disclosure of Revision of Prior Period [Line Items]
Current portion of long-term debt and other debts	28,733,983
Current portion of long-term debt and other debts	26,699,276
Interest expense on current debt	1,934,580
Interest expense on long-term debt	1,078,970
Adjustment
Disclosure of Revision of Prior Period [Line Items]
Current portion of long-term debt and other debts	(28,642,907)
Current portion of long-term debt and other debts	28,642,907
Interest expense on current debt	(1,934,580)
Interest expense on long-term debt	$ 1,934,580